Leases - Summary of Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Leases [Abstract]
Lease assets	$ 2,495	$ 3,471	$ 512	$ 1,784
Current portion of lease liabilities	1,093	1,146	526	$ 1,784
Long-term portion of lease liabilities	1,504	2,423	0
Total	$ 2,597	$ 3,569	$ 526